INCOME TAXES - Reconciliation of income tax expenses to the amount of income tax benefit (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
INCOME TAXES
Statutory tax rate	30.60%	30.60%	30.60%
Permanent differences	2.50%	(0.30%)	(2.50%)
Prefecture, Local, and Enterprise Tax	5.50%	3.50%	7.30%
True up adjustment	(0.40%)	0.00%	0.00%
Tax credits	0.00%	0.00%	(1.60%)
Change in valuation allowance	0.90%	0.10%	0.50%
Deductions and other adjustments	0.00%	0.50%	(0.10%)
Effect of different tax rates in other jurisdictions	0.20%	0.00%	0.00%
Effective tax rate	39.30%	34.40%	34.20%